GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks — 96.0%
Australia — 2.0%
AGL Energy Ltd.	66,200	$ 856,959
Aristocrat Leisure Ltd.	109,290	2,265,363
Coca-Cola Amatil Ltd.	70,900	509,907
CSL Ltd.	25,940	4,101,745
CSR Ltd.	334,900	963,935
Fortescue Metals Group Ltd.	201,900	1,203,072
Harvey Norman Holdings Ltd.(a)	247,700	759,839
Inghams Group Ltd.	268,900	573,433
Lendlease Group	78,000	924,793
Macquarie Group Ltd.	49,231	4,357,673
Metcash Ltd.	412,500	831,378
Mineral Resources Ltd.	73,200	662,908
Qantas Airways Ltd.	387,619	1,649,319
Rio Tinto Ltd.	26,000	1,631,602
St. Barbara Ltd.	343,600	672,607
Stockland, REIT	200,300	616,770
Woodside Petroleum Ltd.	40,800	890,150
		23,471,453
Austria — 0.2%
OMV AG	33,700	1,810,036
voestalpine AG	28,800	665,494
		2,475,530
Belgium — 0.1%
Bekaert SA	22,500	644,896
UCB SA	8,900	645,938
		1,290,834
Canada — 2.4%
Brookfield Asset Management, Inc. (Class A Stock)(a)	95,854	5,088,889
Canadian National Railway Co.	60,423	5,425,460
Dollarama, Inc.	72,915	2,610,377
Magna International, Inc.	50,977	2,718,603
TC Energy Corp.(a)	135,354	7,009,984
Toronto-Dominion Bank (The)	81,243	4,737,156
		27,590,469
China — 2.3%
Alibaba Group Holding Ltd., ADR*	75,721	12,662,823
China Merchants Bank Co. Ltd. (Class H Stock)	894,000	4,264,456
China Resources Cement Holdings Ltd.	1,234,000	1,239,554
Kingboard Holdings Ltd.	216,000	575,077
NetEase, Inc., ADR	12,373	3,293,445
Tencent Holdings Ltd.	109,500	4,612,183
		26,647,538
Denmark — 1.2%
Coloplast A/S (Class B Stock)	33,377	4,016,760
Danske Bank A/S	61,200	852,699
Dfds A/S	11,300	410,338
DSV A/S	17,629	1,676,896
Novo Nordisk A/S (Class B Stock)	61,781	3,179,484
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Orsted A/S, 144A	41,517	$ 3,862,591
		13,998,768
Finland — 0.2%
Neste OYJ	29,146	965,375
Nordea Bank Abp	83,600	593,337
UPM-Kymmene OYJ	44,300	1,310,135
		2,868,847
France — 4.5%
Airbus SE	37,606	4,882,346
Arkema SA	11,900	1,109,650
Atos SE	12,400	874,654
AXA SA	54,100	1,381,488
BNP Paribas SA	23,200	1,129,951
Bouygues SA	27,600	1,107,218
Capgemini SE	32,920	3,876,276
Cie Generale des Etablissements Michelin SCA	12,000	1,338,426
CNP Assurances	42,800	827,137
Credit Agricole SA	78,500	953,129
Engie SA	82,000	1,337,938
LVMH Moet Hennessy Louis Vuitton SE	13,646	5,430,733
Natixis SA	146,400	608,316
Nexity SA	13,100	623,956
Orange SA	82,400	1,292,565
Peugeot SA	30,500	760,720
Renault SA	12,300	705,907
Safran SA	35,609	5,606,949
Sanofi	50,200	4,659,017
Societe Generale SA	28,600	784,249
Sopra Steria Group	7,100	885,179
TOTAL SA	68,100	3,551,053
TOTAL SA, ADR	179,007	9,308,364
Valeo SA	8,300	268,664
		53,303,885
Germany — 2.2%
Allianz SE	10,200	2,377,429
Aurubis AG	10,800	481,681
BASF SE	8,800	615,381
Bayerische Motoren Werke AG	14,800	1,041,485
Covestro AG, 144A	26,100	1,290,845
Daimler AG	17,600	874,054
Deutsche Lufthansa AG	54,200	861,490
Deutsche Post AG	60,200	2,011,357
Evonik Industries AG	36,500	903,193
Infineon Technologies AG	168,871	3,047,216
METRO AG	46,000	725,708
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,000	1,293,529
Rational AG	3,499	2,514,692
Rheinmetall AG	11,400	1,440,980
SAP SE	31,558	3,712,941
Siemens AG	10,600	1,135,581
A1

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Volkswagen AG	10,600	$ 1,820,711
		26,148,273
Hong Kong — 0.9%
AIA Group Ltd.	665,000	6,289,253
CK Hutchison Holdings Ltd.	156,800	1,385,863
Lee & Man Paper Manufacturing Ltd.	1,049,000	568,279
PAX Global Technology Ltd.	933,000	421,042
Skyworth Group Ltd.	1,072,000	277,862
WH Group Ltd., 144A	1,291,500	1,159,490
Yue Yuen Industrial Holdings Ltd.	296,500	814,124
		10,915,913
India — 0.3%
HDFC Bank Ltd., ADR	61,492	3,508,119
Ireland — 0.4%
Kingspan Group PLC	71,323	3,482,935
Smurfit Kappa Group PLC	35,200	1,046,746
		4,529,681
Israel — 0.4%
Bank Hapoalim BM*	118,000	930,625
Check Point Software Technologies Ltd.*(a)	29,740	3,256,530
		4,187,155
Italy — 0.7%
A2A SpA	546,200	1,002,473
Enel SpA	476,200	3,559,398
Ferrari NV	7,684	1,187,929
Leonardo SpA	97,000	1,142,436
Mediobanca Banca di Credito Finanziario SpA	87,600	957,567
UnipolSai Assicurazioni SpA	253,700	674,488
		8,524,291
Japan — 6.6%
AGC, Inc.	42,400	1,319,847
Aisan Industry Co. Ltd.	68,400	583,485
Aisin Seiki Co. Ltd.	14,000	441,793
Asahi Intecc Co. Ltd.	42,800	1,129,632
Astellas Pharma, Inc.	152,500	2,182,763
Daikin Industries Ltd.	27,100	3,584,870
Dowa Holdings Co. Ltd.	14,000	482,050
Fujikura Ltd.	95,500	368,421
Hazama Ando Corp.	85,900	641,363
Hitachi Capital Corp.	28,500	582,096
Hitachi Ltd.	27,000	1,011,923
Hoya Corp.	40,300	3,303,186
Isuzu Motors Ltd.	78,200	865,002
ITOCHU Corp.	102,900	2,129,309
Japan Airlines Co. Ltd.	35,700	1,059,986
Japan Aviation Electronics Industry Ltd.	46,000	657,355
JTEKT Corp.	50,800	586,275
Kaneka Corp.	14,800	463,921
KDDI Corp.	117,600	3,069,917
Keihin Corp.	54,300	801,011
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Keiyo Bank Ltd. (The)	76,500	$ 454,807
Keyence Corp.	8,800	5,484,713
Komatsu Ltd.	44,900	1,037,711
Konica Minolta, Inc.	128,100	896,619
Lintec Corp.	30,000	596,978
Marubeni Corp.	173,200	1,156,040
Matsumotokiyoshi Holdings Co. Ltd.	23,800	875,670
Mazda Motor Corp.	56,700	505,045
Mitsubishi Chemical Holdings Corp.	82,800	592,882
Mitsubishi Gas Chemical Co., Inc.	70,200	944,462
Mitsubishi UFJ Financial Group, Inc.	274,000	1,395,613
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	964,310
Mitsui & Co. Ltd.	75,000	1,231,740
Mitsui Chemicals, Inc.	42,400	955,472
Mixi, Inc.	17,800	375,306
Mizuho Financial Group, Inc.	736,200	1,131,386
Nikon Corp.	45,200	566,680
Nippon Telegraph & Telephone Corp.	69,300	3,311,156
Nishi-Nippon Financial Holdings, Inc.	48,600	342,420
Nissan Motor Co. Ltd.	98,200	614,286
Nisshin Oillio Group Ltd. (The)	21,400	673,883
Nitori Holdings Co. Ltd.	20,100	2,950,410
Nomura Real Estate Holdings, Inc.	27,200	589,899
NTN Corp.	83,000	240,090
NTT DOCOMO, Inc.	24,800	634,396
ORIX Corp.	64,800	970,162
Resona Holdings, Inc.	427,300	1,841,171
Sawai Pharmaceutical Co. Ltd.	9,200	477,237
Shiseido Co. Ltd.	52,200	4,189,947
SKY Perfect JSAT Holdings, Inc.	151,000	613,199
SMC Corp.	7,000	3,016,372
Sompo Holdings, Inc.	33,400	1,398,340
Sumitomo Corp.	75,700	1,187,066
Sumitomo Forestry Co. Ltd.	50,100	670,329
Sumitomo Heavy Industries Ltd.	32,300	961,809
Sumitomo Mitsui Financial Group, Inc.	33,900	1,162,957
Teijin Ltd.	67,300	1,299,697
Toagosei Co. Ltd.	53,700	609,783
Toho Holdings Co. Ltd.	12,400	288,115
Towa Pharmaceutical Co. Ltd.	28,200	656,497
Toyo Tire Corp.	35,200	448,124
Toyoda Gosei Co. Ltd.	33,200	669,383
Toyota Motor Corp.	15,730	1,055,847
Tsubakimoto Chain Co.	17,000	547,150
Ube Industries Ltd.	30,100	610,542
Ulvac, Inc.	17,900	725,025
Yokohama Rubber Co. Ltd. (The)	45,000	905,868
		78,090,799
Luxembourg — 0.1%
Tenaris SA	126,053	1,339,900
Macau — 0.2%
Galaxy Entertainment Group Ltd.	418,000	2,605,971
Netherlands — 2.5%
ABN AMRO Bank NV, 144A, CVA	45,300	798,718
Adyen NV, 144A*	3,438	2,263,840

A2

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Aegon NV	215,700	$ 896,975
ING Groep NV	75,400	789,858
Koninklijke Ahold Delhaize NV	95,900	2,397,411
Koninklijke Philips NV	105,905	4,912,079
NN Group NV	27,800	986,515
NXP Semiconductors NV	73,132	7,980,164
Royal Dutch Shell PLC (Class A Stock)	117,932	3,472,596
Royal Dutch Shell PLC (Class B Stock)	109,100	3,215,549
Signify NV, 144A	55,700	1,532,071
		29,245,776
New Zealand — 0.1%
Air New Zealand Ltd.	485,600	852,699
Norway — 0.3%
DNB ASA	68,200	1,201,102
Equinor ASA	55,200	1,047,168
Leroy Seafood Group ASA	123,600	750,897
		2,999,167
Portugal — 0.1%
Altri SGPS SA	102,400	681,368
Singapore — 0.1%
DBS Group Holdings Ltd.	62,300	1,127,349
South Africa — 0.0%
Investec PLC	79,700	409,775
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	86,440	3,455,606
Amadeus IT Group SA	53,449	3,829,739
Banco Santander SA	137,900	562,052
Iberdrola SA	97,700	1,015,966
Mapfre SA	426,600	1,149,093
Repsol SA	117,700	1,839,696
		11,852,152
Sweden — 1.1%
Atlas Copco AB (Class A Stock)	125,351	3,855,653
Boliden AB	35,400	815,064
Electrolux AB (Class B Stock)	37,400	886,588
Hexagon AB (Class B Stock)	59,165	2,849,674
JM AB(a)	19,000	485,187
Sandvik AB	45,200	703,331
SKF AB (Class B Stock)	70,400	1,162,083
Swedbank AB (Class A Stock)	18,400	265,002
Volvo AB (Class B Stock)	133,200	1,871,198
		12,893,780
Switzerland — 2.8%
Adecco Group AG	15,300	846,539
Baloise Holding AG	9,000	1,612,024
Credit Suisse Group AG*	167,600	2,054,164
Helvetia Holding AG	7,000	967,097
Landis+Gyr Group AG*	7,900	707,428
Lonza Group AG*	14,727	4,978,155
Partners Group Holding AG	4,696	3,597,347
Roche Holding AG	20,000	5,824,702
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Sika AG	18,822	$ 2,753,985
Swiss Life Holding AG	3,400	1,626,119
Swiss Re AG	14,000	1,460,663
Temenos AG*	23,485	3,932,174
UBS Group AG*	100,600	1,142,157
Zurich Insurance Group AG	4,700	1,798,213
		33,300,767
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	673,000	5,924,874
United Kingdom — 5.2%
3i Group PLC	117,200	1,678,989
Abcam PLC	53,274	752,516
Ashtead Group PLC	35,200	980,420
Aviva PLC	164,200	805,106
Babcock International Group PLC	42,900	294,066
BAE Systems PLC	286,300	2,002,441
Barclays PLC	373,500	689,243
Barratt Developments PLC	61,900	492,856
Bellway PLC	13,600	559,431
Bovis Homes Group PLC	37,300	511,095
BP PLC	465,600	2,949,015
British American Tobacco PLC	46,900	1,730,308
BT Group PLC	455,900	1,000,656
Centrica PLC	457,200	413,693
Compass Group PLC	152,919	3,935,647
Crest Nicholson Holdings PLC	143,814	670,821
Debenhams PLC^*	228,400	28
Diageo PLC	90,907	3,715,448
Experian PLC	152,886	4,881,624
GlaxoSmithKline PLC	156,200	3,341,691
Go-Ahead Group PLC (The)	34,500	855,291
Imperial Brands PLC	56,400	1,265,332
Inchcape PLC	66,600	517,143
International Consolidated Airlines Group SA	150,000	876,439
J Sainsbury PLC	324,800	876,027
Keller Group PLC	48,200	334,287
Kingfisher PLC	357,200	906,645
Legal & General Group PLC	415,000	1,267,305
Lloyds Banking Group PLC	1,954,100	1,299,791
London Stock Exchange Group PLC	45,815	4,118,089
Marks & Spencer Group PLC	279,900	634,174
Meggitt PLC	72,300	561,868
National Express Group PLC	154,700	824,179
Paragon Banking Group PLC	105,900	628,316
Premier Foods PLC*	357,756	142,525
QinetiQ Group PLC	214,000	758,926
Quilter PLC, 144A	15,400	25,790
Redrow PLC	77,600	589,566
RELX PLC	177,623	4,213,661
Royal Mail PLC	120,900	313,716
Segro PLC, REIT	339,537	3,386,925
St. James’s Place PLC	130,607	1,570,551
Tate & Lyle PLC	141,000	1,273,706
Taylor Wimpey PLC	263,400	522,730

A3

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Tesco PLC	441,800	$ 1,307,366
Vesuvius PLC	81,100	453,745
		60,929,187
United States — 57.6%
AbbVie, Inc.	40,350	3,055,302
Adobe, Inc.*	26,105	7,211,506
Alphabet, Inc. (Class C Stock)*	9,919	12,091,261
Amazon.com, Inc.*	8,373	14,534,774
American International Group, Inc.	170,157	9,477,745
Amphenol Corp. (Class A Stock)	98,678	9,522,427
Applied Materials, Inc.	95,438	4,762,356
Autodesk, Inc.*	76,178	11,251,491
AXA Equitable Holdings, Inc.	84,934	1,882,137
Bank of New York Mellon Corp. (The)	85,542	3,867,354
Becton, Dickinson & Co.	12,271	3,104,072
Boeing Co. (The)	17,653	6,716,437
Booking Holdings, Inc.*	4,905	9,626,602
Brown-Forman Corp. (Class B Stock)(a)	149,659	9,395,592
Bunge Ltd.	57,950	3,281,129
BWX Technologies, Inc.(a)	122,227	6,992,607
Carnival Corp.(a)	59,334	2,593,489
CenterPoint Energy, Inc.	52,700	1,590,486
CF Industries Holdings, Inc.	63,804	3,139,157
Chubb Ltd.	48,896	7,893,770
Cintas Corp.	42,426	11,374,411
Cisco Systems, Inc.	122,651	6,060,186
Citigroup, Inc.	47,562	3,285,583
Cognizant Technology Solutions Corp. (Class A Stock)	28,100	1,693,446
Comcast Corp. (Class A Stock)	108,078	4,872,156
Conagra Brands, Inc.(a)	84,121	2,580,832
Costco Wholesale Corp.	28,868	8,317,159
CVS Health Corp.	93,235	5,880,331
Danaher Corp.	78,706	11,367,508
DexCom, Inc.*	63,895	9,535,690
Dow, Inc.	39,594	1,886,654
DuPont de Nemours, Inc.	54,074	3,856,017
Edison International	43,301	3,265,761
Edwards Lifesciences Corp.*	43,966	9,668,563
Electronic Arts, Inc.*	111,448	10,901,843
EQT Corp.	47,686	507,379
Equitrans Midstream Corp.(a)	39,778	578,770
Estee Lauder Cos., Inc. (The) (Class A Stock)	59,099	11,757,746
Evergy, Inc.	67,563	4,496,993
Exxon Mobil Corp.	90,049	6,358,360
Fifth Third Bancorp	204,749	5,606,028
Fortive Corp.	131,878	9,041,556
Fortune Brands Home & Security, Inc.	67,647	3,700,291
Fox Corp. (Class B Stock)	107,210	3,381,403
Franklin Resources, Inc.(a)	62,548	1,805,135
General Electric Co.	810,150	7,242,741
Genpact Ltd.	252,170	9,771,587
Gilead Sciences, Inc.	43,177	2,736,558
Hologic, Inc.*	67,892	3,427,867
Illinois Tool Works, Inc.	19,505	3,052,337
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Illumina, Inc.*	23,111	$ 7,030,828
International Paper Co.	102,755	4,297,214
Intuit, Inc.	44,214	11,758,271
Intuitive Surgical, Inc.*	23,230	12,542,574
Johnson & Johnson	55,845	7,225,226
Johnson Controls International PLC	76,107	3,340,336
JPMorgan Chase & Co.	108,669	12,789,255
Kimberly-Clark Corp.	41,568	5,904,734
Kohl’s Corp.	20,706	1,028,260
Las Vegas Sands Corp.	39,018	2,253,680
Loews Corp.	30,873	1,589,342
Marsh & McLennan Cos., Inc.	46,283	4,630,614
Mattel, Inc.*(a)	57,953	660,085
Medtronic PLC	81,795	8,884,573
Merck & Co., Inc.	25,425	2,140,276
MetLife, Inc.	90,097	4,248,975
Microsoft Corp.	200,701	27,903,460
Morgan Stanley	177,519	7,574,736
News Corp. (Class A Stock)	175,800	2,447,136
NextEra Energy, Inc.	21,513	5,012,314
Nielsen Holdings PLC(a)	92,247	1,960,249
Occidental Petroleum Corp.	101,451	4,511,526
PayPal Holdings, Inc.*	126,852	13,140,599
PepsiCo, Inc.	19,386	2,657,821
Perrigo Co. PLC(a)	53,329	2,980,558
Pfizer, Inc.	179,549	6,451,196
Philip Morris International, Inc.	67,099	5,094,827
Pioneer Natural Resources Co.	21,919	2,756,753
QUALCOMM, Inc.	93,622	7,141,486
Raytheon Co.	18,225	3,575,563
Roper Technologies, Inc.	37,826	13,488,752
salesforce.com, Inc.*	68,154	10,116,780
SBA Communications Corp., REIT	62,544	15,082,486
Sempra Energy	11,600	1,712,276
Sherwin-Williams Co. (The)	24,170	13,290,358
Signature Bank	12,981	1,547,595
SL Green Realty Corp., REIT	29,831	2,438,684
Southern Co. (The)	147,756	9,126,888
Southwest Airlines Co.	85,322	4,608,241
Stericycle, Inc.*(a)	38,039	1,937,326
TE Connectivity Ltd.	34,649	3,228,594
Texas Instruments, Inc.	34,982	4,521,074
Thermo Fisher Scientific, Inc.	54,469	15,865,186
TJX Cos., Inc. (The)	167,951	9,361,589
Tyson Foods, Inc. (Class A Stock)	113,014	9,735,026
U.S. Bancorp	82,806	4,582,484
United Parcel Service, Inc. (Class B Stock)	54,137	6,486,695
Verizon Communications, Inc.	123,256	7,439,732
Visa, Inc. (Class A Stock)(a)	91,680	15,769,877
Walmart, Inc.	44,732	5,308,794
Walt Disney Co. (The)	9,067	1,181,611
Wells Fargo & Co.	272,472	13,743,488
Weyerhaeuser Co., REIT	170,895	4,733,791
Zimmer Biomet Holdings, Inc.	21,008	2,883,768

A4

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zoetis, Inc.	130,101	$ 16,209,284
		677,933,431

Total Common Stocks (cost $824,549,643)		1,129,647,751
Preferred Stocks — 0.5%
United States
Becton, Dickinson & Co., Series A, CVT, 6.125%	13,865	858,382
Sempra Energy, Series A, CVT, 6.000%	21,874	2,585,507
Sempra Energy, Series B, CVT, 6.750%(a)	4,673	549,825
Southern Co. (The), CVT, 6.750%*	29,319	1,568,860

Total Preferred Stocks (cost $4,858,026)		5,562,574

	Units
Rights* — 0.0%
Australia
Harvey Norman Holdings Ltd., expiring 10/11/19	671	812
(cost $0)

Total Long-Term Investments (cost $829,407,669)		1,135,211,137

	Shares
Short-Term Investments — 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	33,709,872	33,709,872
PGIM Institutional Money Market Fund (cost $37,042,734; includes $36,983,591 of cash collateral for securities on loan)(b)(w)	37,043,210	37,046,914

Total Short-Term Investments (cost $70,752,606)		70,756,786

TOTAL INVESTMENTS—102.5% (cost $900,160,275)		1,205,967,923

Liabilities in excess of other assets — (2.5)%		(29,705,379)

Net Assets — 100.0%		$1,176,262,544

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,221,620; cash collateral of $36,983,591 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5